NOTES PAYABLE (Tables)	12 Months Ended
Sep. 30, 2013
Notes Payable Tables
NOTES PAYABLE
September 30,	2013	2012	2011
Promissory Notes Issued and outstanding, net of repayments and conversions:	$597,827	$699,126	654,305
Interest accrued	343,789	296,786	202,604
Promissory Notes Payable	$941,616	$995,912	856,909